Trade and other receivables- Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Bad debt	€ 1.0	€ 5.9
Write-off	€ 5.4	€ 6.5